Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2015	$ 31
2015	27
2016	28
2017	29
2018	32
2019	35
Thereafter	221
Total	372
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2015	20
2015	16
2016	17
2017	17
2018	18
2019	19
Thereafter	113
Total	200
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2015	9
2015	9
2016	9
2017	10
2018	11
2019	14
Thereafter	96
Total	149
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2015	2
2015	2
2016	2
2017	2
2018	3
2019	2
Thereafter	12
Total	$ 23